OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

20.	OTHER CURRENT LIABILITIES

(in thousands of $)	2020	2019
Mark-to-market interest rate swaps valuation (note 24)	(44,315)	(5,798)
Deferred operating cost and charterhire revenue	(12,330)	(20,719)
Day 1 gain deferred revenue - current portion (note 21)	(9,950)	(9,950)
Current portion of operating lease liability (note 11)	(5,005)	(3,582)
Mark-to-market foreign exchange swaps valuation (note 24)	(1,310)	—
Mark-to-market equity swaps valuation (note 24)	—	(50,407)
Other(1)	(12,509)	(5,625)
	(85,419)	(96,081)
(1) Included in "Other" is dividend payable for lessor VIE of $7.5 million at December 31, 2020.